Revenue Disaggregation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Schedule of disaggregated revenues

	Three Months Ended
Category	March 31, 2023	March 31, 2022
Primary Geographical Markets
North America	$2,328	$1,511
Europe	2,832	2,179
Middle East and other	3,563	3,554
Total revenue	$8,723	$7,244

Major Goods
RF/microwave filters	$1,247	$1,511
Detector logarithmic video amplifiers	545	—
Power supply units and systems	2,694	2,479
Healthcare diagnostic systems	1,193	—
Defense systems	3,044	3,254
Total revenue	$8,723	$7,244

Timing of Revenue Recognition
Goods transferred at a point in time	$5,087	$3,511
Services transferred over time	3,636	3,733
Revenue from contracts with customers	$8,723	$7,244

	Year Ended
Category	December 31, 2022	December 31, 2021
Primary Geographical Markets
North America	$7,317	$6,788
Europe	9,907	7,492
Middle East	12,520	10,802
Other	511	498
Total revenue	$30,255	$25,580

Major Goods
RF/microwave filters	$5,070	$4,905
Detector logarithmic video amplifiers	1,060	1,888
Power supply units and systems	11,605	7,854
Healthcare diagnostic systems	4,073	794
Defense systems	8,447	10,139
Total revenue	$30,255	$25,580

Timing of Revenue Recognition
Goods transferred at a point in time	$18,430	$13,824
Services transferred over time	11,825	11,756
Revenue from contracts with customers	$30,255	$25,580